                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
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                     Date of reporting period: May 31, 2005
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This Form N-Q pertains to the following series of the Registrant: MFS Floating
Rate High Income Fund.
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Floating Rate
High Income Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT
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
MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/2005

ISSUER                                                                                          PAR AMOUNT            $ VALUE
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
FLOATING RATE LOANS*+ - 83.4%
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ADVERTISING & BROADCASTING - 2.2%
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DIRECTV Holdings LLC, Term Loan B, 4.59%, 2013                                                 $1,000,000        $   1,000,938
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AEROSPACE - 2.2%
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Hexcel Corp., Term Loan B, 5.239%, 2012                                                        $1,000,000        $   1,002,188
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AUTOMOTIVE - 1.8%
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Accuride Corp., Term Loan B, 5.308%, 2012                                                      $  808,409        $     806,388
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BROADCAST & CABLE TV - 6.6%
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Charter Communications Holdings LLC, Term Loan A, 6.19%, 2010                                  $1,000,000        $     986,250
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Mediacom Broadband Corp., Term Loan C, 5.09%, 2013                                              1,000,000              999,643
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UPC Financing, Term Loan H, 5.752%, 2012                                                        1,000,000              996,042
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                                                                                                                 $   2,981,935
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BUILDING - 4.4%
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Nortek, Inc., Term Loan B, 5.34%, 2011                                                         $  994,987        $     997,475
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Stile Acquisition Corp., Canadian Term Loan, 5.209%, 2013                                         499,574              498,534
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Stile Acquisition Corp., Term Loan, 5.209%, 2013                                                  500,426              499,383
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                                                                                                                 $   1,995,392
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CHEMICALS - 9.0%
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Celanese AG, Term Loan B, 5.625%, 2011                                                         $  999,186        $   1,012,924
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Hexion Specialty Chemicals, Inc., Letter of Credit, 2012^                                          90,909               91,023
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Hexion Specialty Chemicals, Inc., Term Loan B, 2012^                                              381,818              382,295
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Mosaic Global Holdings, Inc., Term Loan B, 4.768%, 2012                                         1,000,000            1,004,167
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PQ Corp., Term Loan, 5.125%, 2012                                                               1,000,000            1,001,250
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Resolution Europe BV, Term Loan B, 2012^                                                          527,273              527,932
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                                                                                                                 $   4,019,591
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COMPUTER SOFTWARE - 2.2%
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Datatel, Inc., Term Loan, 5.395%, 2011                                                         $1,000,000        $   1,005,000
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CONSUMER GOODS & SERVICES - 3.9%
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Del Laboratories, Inc., Term Loan, 5.442%, 2011                                                $  498,750        $     496,256
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Fender Musical Instruments Corp., First Lien Term Loan, 5.46%, 2012                               500,000              505,000
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Spectrum Brands, Inc., Term Loan B, 5.146%, 2012                                                  750,000              752,813
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                                                                                                                 $   1,754,069
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ENERGY - INDEPENDENT - 2.3%
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Kerr-McGee Corp., Term Loan B, 5.79%, 2011                                                     $1,000,000        $   1,011,458
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ENTERTAINMENT - 4.5%
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Loews Cineplex Entertainment Corp., Term Loan B, 5.414%, 2011                                  $  987,270        $     998,582
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Metro-Goldwyn-Mayer, Inc., Term Loan B, 5.38%, 2012                                             1,000,000            1,000,208
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                                                                                                                 $   1,998,790
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FOOD & NON-ALCOHOLIC BEVERAGES - 2.2%
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Reddy Ice Group, Inc., Term Loan, 2012^                                                        $1,000,000        $   1,004,375
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FOREST & PAPER PRODUCTS - 2.2%
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Smurfit-Stone Container Corp., Term Loan B, 4.853%, 2011                                       $  997,500        $   1,007,787
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GAMING & LODGING - 6.3%
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Penn National Gaming, Inc., Term Loan B, 2012^                                                 $1,000,000        $   1,004,688
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Resorts International, Inc., Term Loan B, 5.61%, 2012                                             984,252              989,173
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Venetian Casino Resorts LLC., Term Loan B, 4.81%, 2011++                                          829,060              833,328
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                                                                                                                 $   2,827,189
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INDUSTRIAL - 0.6%
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Alliance Laundry Systems LLC, Term Loan B, 5.34%, 2012                                         $  247,500        $     248,531
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MACHINERY & TOOLS - 1.0%
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Maxim Crane Works, Term Loan, 5.813%, 2010                                                     $  447,222        $     453,651
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.5%
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HealthTronics, Inc., Term Loan B, 4.875%, 2011                                                 $  498,750        $     498,750
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LifePoint Hospitals, Inc., Term Loan B, 4.715%, 2012                                              990,000              990,310
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Select Medical Corp., Term Loan B, 5.039%, 2012                                                 1,000,000              996,667
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                                                                                                                 $   2,485,727
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METALS & MINING - 2.1%
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Novelis, Inc., Canadian Term Loan B, 4.96%, 2012                                               $  341,494        $     343,873
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Novelis, Inc., Term Loan B, 4.96%, 2012                                                           593,121              597,252
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                                                                                                                 $     941,125
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POLLUTION CONTROL - 2.2%
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Allied Waste North America, Term Loan A, Credit Linked Deposit, 3.1%, 2012                     $  270,270        $     270,158
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Allied Waste North America, Term Loan B, 5.232%, 2012                                             708,091              707,711
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                                                                                                                 $     977,869
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PRINTING & PUBLISHING - 5.5%
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ALM Media, Inc., First Lien Term Loan, 5.583%, 2010                                            $  500,000        $     497,500
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Ascend Media Holdings LLC, First Lien Term Loan, 5.867%, 2012                                   1,000,000              998,750
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Dex Media West LLC, Term Loan B, 4.78%, 2010                                                      944,369              949,766
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                                                                                                                 $   2,446,016
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REAL ESTATE - 1.1%
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Maguire Properties, Inc., Term Loan B, 4.84%, 2010                                             $  500,000        $     502,500
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RETAILERS - 2.3%
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Eye Care Centers of America, Inc., Term Loan, 6.226%, 2012                                     $1,000,000        $   1,008,125
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TELECOMMUNICATIONS - WIRELESS - 2.2%
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Centennial Communications Co., Term Loan B, 5.513%, 2011                                       $  994,962        $   1,001,359
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TELECOMMUNICATIONS - WIRELINE - 2.2%
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VALOR Telecom LLC, Term Loan B, 5.1%, 2012                                                     $  980,000        $     984,594
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TIRE & RUBBER - 4.4%
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Goodyear Tire and Rubber Co., First Lien Term Loan, 4.67%, 2010                                $1,000,000        $     999,062
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Goodyear Tire and Rubber Co., Second Lien Term Loan, 5.89%, 2010                                1,000,000              996,250
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                                                                                                                 $   1,995,312
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UTILITIES - ELECTRIC POWER - 4.5%
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Cogentrix Delaware Holdings, Term Loan, 4.88%, 2013                                            $1,000,000        $   1,002,500
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Texas Genco LLC, Term Loan, 5.012%, 2011                                                          997,500            1,004,669
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                                                                                                                 $   2,007,169
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Total Floating Rate Loans (Identified Cost, $37,488,172)                                       $37,467,078
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BOND - 1.2%
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ADVERTISING & BROADCASTING - 1.2%
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Intelsat Ltd., FRN, 7.805%, 2012## (Identified Cost, $535,000)                                 $  535,000        $     543,025
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SHORT-TERM OBLIGATIONS& - 11.9%
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Edison Asset Securitization LLC, 3.06%, due 6/01/05                                            $1,783,000        $   1,783,000
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General Electric Capital Corp., 3.06%, due 6/01/05                                              1,783,000            1,783,000
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Societe Generale, 3.063%, due 6/01/05                                                           1,782,000            1,782,000
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Total Short-Term Obligations, at Amortized Cost and Value                                                        $   5,348,000
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REPURCHASE AGREEMENT - 6.8%
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Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $3,075,261 by          $3,075,000        $   3,075,000
various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost
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Total Investments (Identified Cost, $46,446,172)                                                                 $  46,433,103
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OTHER ASSETS, LESS LIABILITIES-(3.3)%                                                                               (1,490,455)
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Net Assets - 100.0%                                                                                              $  44,942,648
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 * The rate shown represents a weighted average coupon rate at period end.
 ^ Loan will settle after May 31, 2005, at which time the interest rate will be determined.
## SEC Rule 144A restriction.
 + Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly.
++ The fund has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the fund had an unfunded loan commitment of $170,940.
 & The rate shown represents an annualized yield at time of purchase.

Abbreviations:

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Floating Rate High Income Fund

Supplemental Schedules (unaudited) 5/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 46,451,632
                                                                  ============
Gross unrealized appreciation                                     $     82,539
Gross unrealized depreciation                                         (101,068)
                                                                  ------------
Net unrealized appreciation(depreciation)                         $    (18,529)
                                                                  ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
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* Print name and title of each signing officer under his or her signature.